Partners' Equity and Net Income Per Unit - Summary of Incentive Distribution Rights (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Minimum quarterly distribution of $0.35 [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.35
Up to $0.4025 [Member] | Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.4025
Above $0.4025 up to $0.4375 [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.4025
Above $0.4025 up to $0.4375 [Member] | Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.4375
Above $0.4375 up to $0.525 [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.4375
Above $0.4375 up to $0.525 [Member] | Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.5250
Above $0.525 [Member] | Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.525